Summary of Significant Accounting Policies (Details) - Schedule of consolidated operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Consolidated Operations [Abstract]
Total revenues	$ 370,325	$ 346,699	$ 287,464
Cost of revenues	(328,793)	(305,354)	(251,489)
Income from operations	10,318	8,587	6,204
Net income	$ 8,298	$ 6,644	$ 6,043